Contract Liabilities	12 Months Ended
Jun. 30, 2026
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

12. CONTRACT LIABILITIES

	June 30, 2026	June 30, 2025
	RM	RM

As of July 1	-	-
Deferred during the year	157,320,000	-
Recognized as revenue during the year	(148,768,000)	-
As of June 30	8,552,000	-

Current	8,552,000	-

The Group receives a designated amount of the contract value from customers in advance. The advances are recognised as contract liabilities until the customer obtains control of a promised product and the entity satisfies a performance obligation.

During the fiscal years ended June 30, 2026, 2025 and 2024, the Group recognized revenue of RM nil, RM nil and RM nil, respectively, that had been included in contract liabilities at the beginning of the respective fiscal years.